Schedule of Activity in Investment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Initial recognition at fair value (September 30, 2025)		$ 1,500,000
Proceeds from redemption		(50,000)
Proceeds from redemption, shares value	(43)
Impairment charges
Observable price adjustments
Balance, December 31, 2025		$ 1,450,000
Shares, Initial recognition at fair value	1,457	1,457